Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
TREDEGAR CORPORATION RETIREMENT SAVINGS PLAN
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025
EIN: 54-1497771 PN: 002

	(b)	(c)	(d)	(e)
(a)	Identity of issuer, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value
*	Fidelity Government Cash Reserve	Money Market Fund	**	$1,667,814
	American Funds Europacific GR R6	Mutual Funds	**	803,063
	BlackRock Advantage Small Cap Core	Mutual Funds	**	786,911
	Carillon Eagle Mid Cap Growth I	Mutual Funds	**	2,021,079
	Dodge & Cox Income Fund	Mutual Funds	**	1,970,496
*	Fidelity 500 Index Fund	Mutual Funds	**	22,252,817
*	Fidelity Emerging Markets Index Fund	Mutual Funds	**	584,155
*	Fidelity Extended Market Index Fund	Mutual Funds	**	3,329,104
*	Fidelity Freedom Index Income Fund	Mutual Funds	**	1,403,883
*	Fidelity Freedom 2010 Fund - Institutional Premium Class	Mutual Funds	**	14,537
*	Fidelity Freedom 2015 Fund - Institutional Premium Class	Mutual Funds	**	118,528
*	Fidelity Freedom 2020 Fund - Institutional Premium Class	Mutual Funds	**	7,014,414
*	Fidelity Freedom 2025 Fund - Institutional Premium Class	Mutual Funds	**	16,205,009
*	Fidelity Freedom 2030 Fund - Institutional Premium Class	Mutual Funds	**	20,505,797
*	Fidelity Freedom 2035 Fund - Institutional Premium Class	Mutual Funds	**	16,741,204
*	Fidelity Freedom 2040 Fund - Institutional Premium Class	Mutual Funds	**	14,106,008
*	Fidelity Freedom 2045 Fund - Institutional Premium Class	Mutual Funds	**	11,626,663
*	Fidelity Freedom 2050 Fund - Institutional Premium Class	Mutual Funds	**	7,688,421
*	Fidelity Freedom 2055 Fund - Institutional Premium Class	Mutual Funds	**	5,769,708
*	Fidelity Freedom 2060 Fund - Institutional Premium Class	Mutual Funds	**	3,594,742
*	Fidelity Freedom 2065 Fund - Institutional Premium Class	Mutual Funds	**	1,338,818
*	Fidelity Freedom 2070 Fund - Institutional Premium Class	Mutual Funds	**	140,669
*	Fidelity Inflation-Protected Bond Index Fund	Mutual Funds	**	275,144
*	Fidelity Total International Index Fund	Mutual Funds	**	2,123,486
*	Fidelity U.S. Bond Index Fund	Mutual Funds	**	1,678,659
	Galliard Retirement Income Fund 45	Collective/Common Trust	**	1,920,783
	Vanguard Real Estate Index Fund	Mutual Funds	**	272,981
	Vanguard Total Intl Bond Index Admiral	Mutual Funds	**	175,552
*	Tredegar Company Stock	Employer Stock	**	4,125,772
*	Various	Self Directed Brokerage Account	**	4,901,114
*	Participant loans	495 loans, maturing between January 2026 and June 2039 at 4.25% - 9.50% interest	$0	3,661,395
				$158,818,726
* Party-in-interest
** Cost omitted for participant directed investments